1933 Act File No. 33-31259
                                   1940 Act File No. 811-5911

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       X
                                                               --

   Pre-Effective Amendment No.       .............
                                 --

   Post-Effective Amendment No.   42   ...........       X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X

   Amendment No.   42   ..........................       X

                           FEDERATED MUNICIPAL TRUST

               (Exact Name of Registrant as Specified in Charter)

         Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                          John W. McGonigle, Esquire,
                           Federated Investors Tower,
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 --
    on            pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i).
 X   75 days after filing pursuant to paragraph (a)(ii)
    on                   pursuant to paragraph (a)(ii) of Rule 485.
       -----------------

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X  filed the Notice required by that Rule on December 15, 1995; or
    intends to file the Notice required by that Rule on or about             ;
                                                                 ------------
   or
    during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.


Copies To:

Matthew G. Maloney, Esquire
Dickstein, Shapiro & Morin, L.L.P.
2101 L Street, N.W.
Washington, D.C.  20037




                             CROSS-REFERENCE SHEET

     This Amendment to the Registration Statement of FEDERATED MUNICIPAL TRUST, which consists of sixteen portfolios: (1) Connecticut Municipal Cash Trust, (a) Institutional Service Shares; (2) Pennsylvania Municipal Cash Trust, (a) Cash Series Shares and (b) Institutional Service Shares; (c) Institutional Shares (3) Minnesota Municipal Cash Trust, (a) Cash Series Shares and (b) Institutional Shares; (4) New Jersey Municipal Cash Trust, (a) Institutional Shares and
(b) Institutional Service Shares; (5) Ohio Municipal Cash Trust, (a) Cash II Shares (b) Institutional Shares, and (c) Institutional Service Shares;
(6) Virginia Municipal Cash Trust, (a) Institutional Shares and
(b) Institutional Service Shares; (7) Alabama Municipal Cash Trust; (8) North Carolina Municipal Cash Trust; (9) Maryland Municipal Cash Trust; (10) California Municipal Cash Trust, (a) Institutional Shares and (b) Institutional Service Shares; (11) New York Municipal Cash Trust, (a) Cash II Shares and (b) Institutional Service Shares; (12) Florida Municipal Cash Trust, (a) Institutional Shares and (b) Cash II Shares; (13) Massachusetts Municipal Cash Trust, (a) Institutional Service Shares and (b) BayFunds Shares; (14) Michigan Municipal Cash Trust, (a) Institutional Shares and (b) Institutional Service Shares; (15) Georgia Municipal Cash; and (16) Tennessee Municipal Cash Trust,
(a) Institutional Shares and (b) Institutional Service Shares, relates only to
(16) Tennessee Municipal Cash Trust and is comprised of the following:


PART A. INFORMATION REQUIRED IN A PROSPECTUS.

                                   Prospectus Heading
                                   (Rule 404(c) Cross Reference)

Item 1.   Cover Page...............(1-16) Cover Page.

Item 2.   Synopsis.................(1-16) Summary of Fund Expenses.

Item 3.   Condensed Financial
          Information..............(1, 2a, 2b, 3-12a,13) Financial Highlights;
                                   (1-16) Performance Information.

Item 4.   General Description of
          Registrant...............(1-16) General Information; (1-13a, 14-
                                   16) Investment Information; (1-13a, 14-16)
                                   Investment Objective; (1-13a, 14- 16)
                                   Investment Policies; (13b) Investment
                                   Objective and Policies; (1) Connecticut
                                   Municipal Securities; (2) Pennsylvania
                                   Municipal Securities; (3) Minnesota Municipal Securities; (4) New Jersey Municipal Securities; (5) Ohio Municipal Securities;
                                   (6) Virginia Municipal Securities; (7)
                                   Alabama Municipal Securities; (8) North
                                   Carolina Municipal Securities; (9) Maryland
                                   Municipal Securities; (10) California
                                   Municipal Securities; (11) New York Municipal Securities; (12) Florida Municipal Securities; (13) Massachusetts Municipal Securities; (14) Michigan Municipal Securities; (15) Georgia Municipal Securities; (16) Tennessee Municipal Securities; (1) Connecticut Investment Risks;
                                   (2) Pennsylvania Investment Risks;
                                   (3) Minnesota Investment Risks; (4) New
                                   Jersey Investment Risks; (5) Ohio Investment
                                   Risks; (6) Virginia Investment Risks;
                                   (7) Alabama Investment Risks; (8) North
                                   Carolina Investment Risks; (9) Maryland
                                   Investment Risks; (10) California Investment
                                   Risks; (11) New York Investment Risks; (12b)
                                   Investment Risks; (13) Massachusetts
                                   Investment Risks;(14) Michigan Investment
                                   Risks; (15, 16) Investment Risks; (1-16) Non-Diversification; (1-13a, 14-16) Investment Limitations; (1-15) Regulatory Compliance.

Item 5.   Management of the Fund...(1-12a, 13a, 14) Trust Information; (12b, 15,
                                   16) Fund Information; (1-12a, 13a, 14)
                                   Management of the Trust; (12b, 16) Management of the Fund; (13b) Management, Distribution and Administration; (1-6, 11, 12, 13a) Distribution of Cash Series, Institutional, Institutional Service, or Cash II Shares; (7,8,9,10,12,15,16) Distribution of Shares; (2-7, 9, 10, 11, 12b, 13a, 14, 15)
                                   Administration of the Fund; (1, 8, 12a, 16)
                                   Administration of the Trust; (2c, 9, 12, 14,
                                   15, 16) Expenses of the Fund.

Item 6.   Capital Stock and Other
          Securities...............(1-12a, 13a, 14, 15, 16) Dividends; (1-12a,
                                   13a, 14, 15, 16) Capital Gains; (13b)
                                   Dividends and Distributions; (1-12a, 13a, 14,
                                   15) Shareholder Information; (12b, 16)
                                   Account and Share Information; (1-12a, 13-16) Voting Rights; (1-12a, 13a, 14, 15)
                                   Massachusetts Partnership Law; (1-16) Tax
                                   Information; (1-13a, 14, 15, 16) Federal
                                   Income Tax; (1) Connecticut Tax
                                   Considerations; (2) Pennsylvania Tax
                                   Considerations; (3) Minnesota Tax
                                   Considerations; (4) New Jersey Tax
                                   Considerations; (5) Ohio Tax Considerations;
                                   (6) Virginia Tax Considerations; (7) Alabama
                                   Taxes; (8) North Carolina Taxes; (9) Maryland Tax Considerations; (10) California State Income Taxes; (11) New York State Tax Considerations; (12a) Florida Tax Considerations; (12b) Florida Intangibles Tax; (12b) Florida State Municipal Taxation;
                                   (13) Massachusetts Tax Considerations; (14)
                                   Michigan Tax Considerations; (16) State of
                                   Tennessee Taxes; (1-13a, 14-16)  State and
                                   Local Taxes; (2, 3, 4, 5, 6, 11, 12b, 13, 16)
                                   Other Classes of Shares.

Item 7.   Purchase of Securities Being
          Offered..................(1-16) Net Asset Value; (1, 2, 3, 4-12a, 13,
                                   14) Shareholder Servicing Arrangements; (16)
                                   Shareholder Services; (2c, 15) Other Payments to Financial Institutions; (2a, 3a, 4b, 5a, 11, 12a) Distribution and Shareholder Services Plan; (13b) Distribution; (1, 2bc, 3b, 4, 5c, 6-10, 13, 14, 15) Shareholder
                                   Services Plan; (13b) How to Buy Shares; (1,
                                   2a, 3a, 5a, 7-10, 11a, 12, 14-16) How to
                                   Purchase Shares; (15, 16) Purchasing Shares
                                   Through a Financial Institution, Purchasing
                                   Shares By Wire, Purchasing Shares By Check;
                                   (2bc, 3b, 4, 5c, 6, 11b, 13a) Investing in the Fund; (2bc, 3b, 4, 5c, 6, 11b, 13a) Share Purchases; (1, 2a, 3a, 5a, 7-10, 11a, 12, 14,
                                   15, 16) Special Purchase Features; (2bc, 3b,
                                   4, 5c, 6, 11b, 13a) Minimum Investment
                                   Required; (1, 2a, 3a, 5a, 7-10, 11a, 12a, 14,
                                   15, 16b) Systematic Investment Program; (2bc, 3b, 4, 5c, 6, 11b, 13a, 16) Subaccounting Services; (1-12a, 13-15 5b, 10b, 14b, 16)
                                   Certificates and Confirmations.

Item 8.   Redemption or Repurchase.(1, 2a, 3a, 5a, 7-10, 11a, 12, 13b, 14, 15,
                                   16) How to Redeem Shares; (2bc, 3b, 4, 5c, 6, 11b, 13a) Redeeming Shares; (1, 2a, 3a, 5a, 7-10, 11a, 12a, 14, 15, 16) Redeeming Shares
                                   Through a Financial Institution; (1, 2bc, 3b, 4, 5c, 6, 10, 11, 13a) Telephone Redemption; (1, 2a, 3a, 5a, 7-10, 11a, 12a, 14, 15, 16)
                                   Redeeming Shares by Telephone; (2bc, 3b, 4,
                                   5c, 6, 11b, 13a) By Mail; (1, 2a, 3a, 5a, 7-
                                   10, 11a, 12a, 14, 15, 16) Redeeming Shares by Mail; (3b, 2b, 13a, 4b) By Writing a Check; (1, 2a, 3a, 5a, 7-10, 11a, 12, 14, 15, 16b)
                                   Special Redemption Features, Check Writing,
                                   Debit Card, and Systematic Withdrawal
                                   Program; (1-13a,14, 15, 16) Accounts With Low Balances.

Item 9.   Pending Legal Proceedings     None.


PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.  Cover Page...............(1-16) Cover Page.

Item 11.  Table of Contents........(1-16) Table of Contents.

Item 12.  General Information and
          History..................(1-12a, 13, 14) General Information About the
                                   Fund; (12b) About Federated Investors.

Item 13.  Investment Objectives and
          Policies.................(1-15) Investment Objective and Policies;
                                   (16) Investment Policies; (1-16) Investment
                                   Limitations.

Item 14.  Management of the Fund...(1-15) Federated Municipal Trust Management.

Item 15.  Control Persons and Principal
          Holders of Securities....Not applicable.

Item 16.  Investment Advisory and Other
          Services.................(1-12a, 13-16) Investment Advisory Services;
                                   (12b, 16) Fund Administration; (1-14)
                                   Administrative Services; (3a,4a,5a,11)
                                   Distribution Plan; (3b,7b,10, 14,15)
                                   Shareholder Services Plan; (16) Shareholder
                                   Services; (12a) Distribution and Shareholder
                                   Services Plan; (12b) Distribution Plan and
                                   Shareholder Services Agreement.

Item 17.  Brokerage Allocation.....(1-15) Brokerage Transactions.

Item 18.  Capital Stock and Other
          Securities...............Not applicable.

Item 19.  Purchase, Redemption and Pricing
          of Securities Being Offered   (1-12a, 13-14) Purchasing Shares;
                                   (1-16) Determining Net Asset Value; (1-12a,
                                   13-14) Redeeming Shares; (1-16) Redemption in Kind.

Item 20.  Tax Status...............(1-12a, 13-14) Tax Status; (12b, 16) The
                                   Fund's Tax Status.

Item 21.  Underwriters.............Not applicable.

Item 22.  Calculation of Performance
          Data.....................(1-16) Yield; (1-16) Effective Yield;
                                   (1,2,3a,4-15) Tax-Equivalent Yield; (1-12a,
                                   13-16) Performance Comparisons; (12b, 15)
                                   Performance Information, (12b, 15, 16) Tax-
                                   Equivalency Table, (12b, 15, 16) Total
                                   Return.

Item 23.  Financial Statements.....(1-15) Filed in Part A.



   TENNESSEE MUNICIPAL CASH TRUST
   (A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
   INSTITUTIONAL SHARES

   PROSPECTUS

The Institutional Shares of Tennessee Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a non-diversified portfolio of Federated Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term Tennessee municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of Tennessee, or its political subdivisions and financing authorities, but which provide current income exempt from federal regular income tax and the personal income tax imposed by the State of Tennessee consistent with stability of principal and liquidity.
THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.
This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.
The Fund has also filed a Statement of Additional Information dated May 14, 1996, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
Prospectus dated May 14, 1996


   SUMMARY OF FUND EXPENSES   1

   GENERAL INFORMATION        2

   INVESTMENT INFORMATION     3

     Investment Objective     3
     Investment Policies      3
     Tennessee Municipal
       Securities             8
     Investment Risks         8
     Non-Diversification      9
     Investment Limitations  10
   FUND INFORMATION          10

     Management of the Fund  10
     Distribution of
       Institutional Shares  12
     Administration of the
       Fund                   9
     Expenses of the Fund and Institutional
      Shares                 13
   NET ASSET VALUE           14

   HOW TO PURCHASE SHARES    15

   HOW TO REDEEM SHARES      16

   ACCOUNT AND SHARE INFORMATION   12

   TAX INFORMATION           19

     Federal Income Tax      19


     State and Local Taxes   20
     State of Tennessee Taxes13
   OTHER CLASSES OF SHARES   20

   PERFORMANCE INFORMATION   21

   ADDRESSES                 22


   SUMMARY OF FUND EXPENSES


                               INSTITUTIONAL SHARES
                         SHAREHOLDER TRANSACTION EXPENSES
   Maximum Sales Charge Imposed on Purchases
      (as a percentage of offering price) ..........                  None
   Maximum Sales Charge Imposed on Reinvested Dividends
      (as a percentage of offering price) ..........                  None
   Contingent Deferred Sales Charge (as a percentage of original purchase
   price or redemption proceeds, as applicable)  ...                  None
   Redemption Fee (as a percentage of amount redeemed, if applicable)
    ..........................None
   Exchange Fee ....................................   None
                             ANNUAL OPERATING EXPENSES
                (As a percentage of projected average net assets) *
   Management Fee (after waiver) (1)  ..............             0.00%
   12b-1 Fee  .................................... .   None
   Total Other Expenses (after expense reimbursement)
    ..........................0.35%
                  Shareholder Services Fee (2) .....                   0.00%
   Total Operating Expenses (3) ....................        0.35%
   (1) The estimated management fee has been reduced to reflect the anticipated voluntary waiver of the management fee. The adviser can terminate this anticipated voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.
   (2)  The maximum shareholder services fee is 0.25%.
   (3) The total operating expenses are estimated to be 1.68% absent the anticipated voluntary waivers of the management fee and the shareholder services fee and the anticipated voluntary reimbursement of certain other operating expenses.
   *Total Institutional Shares operating expenses are estimated based on average expenses expected to be incurred during the period ending October 31, 1996. During the course of this period, expenses may be more or less than the average amount shown.
      The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Institutional Shares will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "How To Purchase Shares" and "Fund Information". Wire--transferred redemptions of less than $5,000 may be subject to additional fees.
   EXAMPLE                              1 year    3 years
   You would pay the following expenses on a $1,000
   investment, assuming (1) 5% annual return and
   (2) redemption at the end of each time period.....       $4   $11
      THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR THE INSTITUTIONAL SHARES' FISCAL YEAR ENDING OCTOBER 31, 1996.


    GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of


Trustees have established two classes of shares known as Institutional Shares and Institutional Service Shares. This prospectus relates only to Institutional Shares of the Fund, which are designed primarily for financial institutions acting in a fiduciary capacity as a convenient means of accumulating an interest in a professionally managed, non-diversified portfolio investing in short-term Tennessee municipal securities. The Fund may not be a suitable investment for retirement plans or for non-Tennessee taxpayers because it invests in municipal securities of that state. A minimum initial investment of $25,000 within a 90-day period is required.
The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.
    INVESTMENT INFORMATION

    INVESTMENT OBJECTIVE
The investment objective of the Fund is current income exempt from federal regular income tax and the personal income tax imposed by the State of Tennessee consistent with stability of principal and liquidity. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the various requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds, and by following the investment policies described in this prospectus.
    INVESTMENT POLICIES
The Fund pursues its investment objective by investing in a portfolio of Tennessee municipal securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax and the personal income tax imposed by the State of Tennessee (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of Tennessee and its political subdivisions and financing authorities, and obligations of other states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and the personal income tax imposed by the State of Tennessee ("Tennessee Municipal Securities"). Examples of Tennessee Municipal Securities include, but are not limited to:
      o tax and revenue anticipation notes ("TRANs") issued to finance working capital needs in anticipation of receiving taxes or other revenues;
      o bond anticipation notes ("BANs") that are intended to be refinanced through a later issuance of longer-term bonds;
      o municipal commercial paper and other short-term notes;
      o variable rate demand notes;
      o municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and
      o participation, trust, and partnership interests in any of the foregoing obligations.
        VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.
        PARTICIPATION INTERESTS. The Fund may purchase interests in Tennessee Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Tennessee Municipal Securities.
        MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.


CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, or default of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security. The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.


DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.


Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.
The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.
RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.
TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institutions having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).
    Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain


    Tennessee Municipal Securities is subject to the federal alternative minimum tax.
    TENNESSEE MUNICIPAL SECURITIES
Tennessee Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.
Tennessee Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.
The two principal classifications of Tennessee Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.
    INVESTMENT RISKS
Yields on Tennessee Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Tennessee Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Tennessee Municipal Securities acceptable for purchase by the Fund could become limited.
The Fund may invest in Tennessee Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Tennessee Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.
Obligations of issuers of Tennessee Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.


    NON-DIVERSIFICATION
The Fund is non-diversified. An investment in the Fund, therefore, will entail greater risk than would exist if it were diversified because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.
However, the Fund intends to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that, at the end of each quarter of each taxable year, with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer and that with respect to the remainder of the Fund's total assets, no more than 25% of its total assets are invested in the securities of a single issuer.
    INVESTMENT LIMITATIONS
The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.
    FUND INFORMATION

    MANAGEMENT OF THE FUND
BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.
INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.


        ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .50 of 1% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. Also, the adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion. This does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.
        ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.
        Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.
    Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.
    DISTRIBUTION OF INSTITUTIONAL SHARES
Federated Securities Corp. is the principal distributor for Institutional Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.
SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25 of 1% of the average daily net asset value of the Institutional Service Shares, computed at an annual rate, to obtain personal services for shareholders and to provide the maintenance of shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.
Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by Federated Shareholder Services.


    ADMINISTRATION OF THE FUND
ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:
                                AVERAGE AGGREGATE
          MAXIMUM FEE           DAILY NET ASSETS
          .15 of 1%             on the first $250 million
          .125 of 1%            on the next $250 million
          .10 of 1%             on the next $250 million
          .075 of 1%            on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Administrative Services may choose voluntarily to waive a portion of its fee.
    EXPENSES OF THE FUND AND INSTITUTIONAL SHARES
Holders of shares pay their allocable portion of Fund and Trust expenses.
The Trust expenses for which holders of shares pay their allocable portion include, but are not limited to: the cost of organizing the Trust and continuing its existence; registering the Trust with federal and state securities authorities; Trustees' fees; auditors' fees; the cost of meetings of Trustees; legal fees of the Trust; association membership dues; and such non-recurring and extraordinary items as may arise.


The Fund expenses for which holders of shares pay their allocable portion include, but are not limited to: registering the Fund and shares of the Fund; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such non-recurring and extraordinary items as may arise.
At present, no expenses are allocated to the shares as a class. However, the Trustees reserve the right to allocate certain expenses to holders of shares as they deem appropriate ("class expenses"). In any case, class expenses would be limited to: transfer agent fees as identified by the transfer agent as attributable to holders of shares; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the Securities and Exchange Commission and registration fees paid to state securities commissions; expenses related to administrative personnel and services as required to support holders of shares; legal fees relating solely to shares; and Trustees' fees incurred as a result of issues relating solely to shares.
    NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Shares from the value of Fund assets attributable to Institutional Shares, and dividing the remainder by the number of Institutional Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.
The net asset value is determined at 12:00 noon, 1:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents'


Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
    HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.
To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $25,000. However, an account may be opened with a smaller amount as long as the minimum is reached within 90 days. Minimum investments will be calculated by combining all accounts maintained with the Fund. Financial institutions may impose different minimum investment requirements on their customers.
PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Fund before 1:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Tennessee Municipal Cash Trust-Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.
PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to:
Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600.


The check should be made payable to Tennessee Municipal Cash Trust-Institutional Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.
SUBACCOUNTING SERVICES. Financial institutions are encouraged to open single master accounts. A subaccounting system is available through the transfer agent to minimize internal recordkeeping requirements. The transfer agent charges a fee based on the level of subaccounting services rendered. Financial institutions may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Fund shares. This prospectus should, therefore, be read together with any agreement between the customer and the financial institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed. State securities laws may require certain financial institutions such as depository institutions to register as dealers.
    HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below. REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.
Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.
REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.
The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance


Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.


    ACCOUNT AND SHARE INFORMATION

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 1:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.
CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.
CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month. ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.


VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.
Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.
    TAX INFORMATION

    FEDERAL INCOME TAX
The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.
Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase, within the limits of its investment policies, all types of municipal bonds, including private activity bonds.


The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.
Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income. These tax consequences apply whether dividends are received in cash or as additional shares.
    STATE AND LOCAL TAXES
Income from the Fund is not necessarily free from taxes in states other than Tennessee. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.
    STATE OF TENNESSEE TAXES
Under existing Tennessee law, distributions made by the Fund will not be subject to Tennessee personal income taxes to the extent that such distributions qualify as "exempt-interest dividends" under the Internal Revenue Code, and represent
(i) interest on obligations of the state of Tennessee or its political subdivisions; or (ii) interest on certain obligations of the United States, or any agency or instrumentality thereof. To the extent that distributions by the Fund are derived from distributions on other types of obligations, such distributions will be subject to Tennessee personal income taxes.
Distributions made by the Fund will be subject to the excise taxes imposed on corporations.
    OTHER CLASSES OF SHARES

The Fund also offers another class of shares called Institutional Service Shares. Institutional Service Shares are sold primarily to financial institutions acting in an agency capacity. Institutional Service Shares are sold at net asset value and are subject to a Shareholder Services Agreement. Investments in Institutional Service Shares are subject to a minimum initial investment of $10,000 over a 90-day period.
Institutional Shares and Institutional Service Shares are subject to certain of the same expenses. Expense differences between classes may affect the performance of each class.
To obtain more information and a prospectus for any other class, investors may call 1-800-235-4669.
    PERFORMANCE INFORMATION

From time to time, the Fund advertises its total return, yield, effective yield, and tax-equivalent yield. The performance figures will be calculated separately for each class of shares.
Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Fund's tax exempt yield, assuming a specific tax rate.
Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.
From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.




    ADDRESSES

    Tennessee Municipal Cash Trust
          Institutional Shares     Federated Investors Tower
                                   Pittsburgh, PA 15222-3779


    Distributor
          Federated Securities Corp.                             Federated
    Investors Tower
                                   Pittsburgh, PA  15222-3779


    Investment Adviser
          Federated Management     Federated Investors Tower
                                   Pittsburgh, PA   15222-3779


    Custodian
          State Street Bank and    P.O. Box 8600
          Trust Company            Boston, MA  02266-8600


    Transfer Agent and Dividend Disbursing Agent
          Federated Shareholder
            Services Company       P.O. Box 8600
                                   Boston, MA  02266-8600


    Independent Public Accountants


          Arthur Andersen LLP      2100 One PPG Place
                                   Pittsburgh, PA  15222




TENNESSEE MUNICIPAL CASH TRUST
INSTITUTIONAL SHARES
     Prospectus

A Non-Diversified Portfolio of
Federated Municipal Trust, an Open-End
Management Investment Company

Prospectus dated May 14, 1996

Distributor
A subsidiary of FEDERATED INVESTORS
Federated Investors Tower
Pittsburgh, PA  15222-3779
     Federated Securities Corp.

CUSIP (Number)
#######X (5/96)



   TENNESSEE MUNICIPAL CASH TRUST
   (A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
   INSTITUTIONAL SERVICE SHARES

   PROSPECTUS

The Institutional Service Shares of Tennessee Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a non-diversified portfolio of Federated Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term Tennessee municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of Tennessee, or its political subdivisions and financing authorities, but which provide current income exempt from federal regular income tax and the personal income tax imposed by the State of Tennessee consistent with stability of principal and liquidity.
THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.
This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.
The Fund has also filed a Statement of Additional Information dated May 14, 1996, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
Prospectus dated May 14, 1996


   SUMMARY OF FUND EXPENSES            1

   GENERAL INFORMATION                 2

   INVESTMENT INFORMATION              2

     Investment Objective              2
     Investment Policies               2
     Tennessee Municipal Securities    4
     Investment Risks                  5
     Non-Diversification               5
     Investment Limitations            6
   FUND INFORMATION                    6

     Management of the Fund            6
     Distribution of Institutional Service Shares 7
     Administration of the Fund        7
     Expenses of the Fund and Institutional Service
      Shares                           8
   NET ASSET VALUE                     8

   HOW TO PURCHASE SHARES              9

     Special Purchase Features         9
   HOW TO REDEEM SHARES               10

     Special Redemption Features      11
   ACCOUNT AND SHARE INFORMATION      11

   TAX INFORMATION                    12

     Federal Income Tax               12
     State and Local Taxes            12


     State of Tennessee Taxes         12
   OTHER CLASSES OF SHARES            13

   PERFORMANCE INFORMATION            13

   ADDRESSES                          14



    SUMMARY OF FUND EXPENSES

                            INSTITUTIONAL SERVICE SHARES
                          SHAREHOLDER TRANSACTION EXPENSES
    Maximum Sales Charge Imposed on Purchases
        (as a percentage of offering price) ........                  None
    Maximum Sales Charge Imposed on Reinvested Dividends
       (as a percentage of offering price) .........                  None
    Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)
     .........................None
    Redemption Fee (as a percentage of amount redeemed, if applicable)
     ..............................None
Exchange Fee........................................   None
                             ANNUAL OPERATING EXPENSES
                (As a percentage of projected average net assets) *
    Management Fee (after waiver) (1)  .............             0.00%
    12b-1 Fee  ................................... .   None
    Total Other Expenses (after expense reimbursement)
     .........................0.60%
                   Shareholder Services Fee  .......           0.25%
Total Operating Expenses (2) .......................   0.60%
(1) The estimated management fee has been reduced to reflect the anticipated voluntary waiver of the management fee. The adviser can terminate this anticipated voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.
(2) The total operating expenses are estimated to be 1.68% absent the anticipated voluntary waiver of a portion of the management fee and the anticipated voluntary reimbursement of certain other operating expenses.


*Total Institutional Service Shares operating expenses are estimated based on average expenses expected to be incurred during the period ending October 31, 1996. During the course of this period, expenses may be more or less than the average amount shown.
  The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Institutional Service Shares will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "How to Purchase Shares" and "Fund Information". Wire--transferred redemptions of less than $5,000 may be subject to additional fees.
    EXAMPLE                             1 year    3 years
    You would pay the following expenses on a $1,000
    investment, assuming (1) 5% annual return and
(2) redemption at the end of each time period.....               $6        $19
  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR THE INSTITUTIONAL SERVICE SHARES' FISCAL YEAR ENDING OCTOBER 31, 1996.


    GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees have established two classes of shares known as Institutional Service Shares and Institutional Shares. This prospectus relates only to Institutional


Service Shares of the Fund, which are designed primarily for financial institutions acting in an agency capacity as a convenient means of accumulating an interest in a professionally managed, non-diversified portfolio investing in short-term Tennessee municipal securities. The Fund may not be a suitable investment for retirement plans or for non-Tennessee taxpayers because it invests in municipal securities of that state. A minimum initial investment of $10,000 within a 90-day period is required.
The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.
    INVESTMENT INFORMATION

    INVESTMENT OBJECTIVE
The investment objective of the Fund is current income exempt from federal regular income tax and the personal income tax imposed by the State of Tennesee consistent with stability of principal and liquidity. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the various requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds, and by following the investment policies described in this prospectus.
    INVESTMENT POLICIES
The Fund pursues its investment objective by investing in a portfolio of Tennessee municipal securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax and the personal income tax imposed by the State of Tennessee (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of Tennessee and its political subdivisions and financing authorities, and obligations of other states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and the personal income tax imposed by the State of Tennessee ("Tennessee Municipal Securities"). Examples of Tennessee Municipal Securities include, but are not limited to:
      o tax and revenue anticipation notes ("TRANs") issued to finance working capital needs in anticipation of receiving taxes or other revenues;
      o bond anticipation notes ("BANs") that are intended to be refinanced through a later issuance of longer-term bonds;
      o municipal commercial paper and other short-term notes;
      o variable rate demand notes;
      o municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and
      o participation, trust, and partnership interests in any of the foregoing obligations.
        VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.
        PARTICIPATION INTERESTS. The Fund may purchase interests in Tennessee Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Tennessee Municipal Securities.
        MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.
CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy,


receivership, or default of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security. The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.
DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.
The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.
RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.
TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institutions having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).


    Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Tennessee Municipal Securities is subject to the federal alternative minimum tax.
    TENNESSEE MUNICIPAL SECURITIES
Tennessee Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.
Tennessee Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.
The two principal classifications of Tennessee Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.
    INVESTMENT RISKS
Yields on Tennessee Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Tennessee Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Tennessee Municipal Securities acceptable for purchase by the Fund could become limited.
The Fund may invest in Tennessee Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Tennessee Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.
Obligations of issuers of Tennessee Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.
    NON-DIVERSIFICATION
The Fund is non-diversified. An investment in the Fund, therefore, will entail greater risk than would exist if it were diversified because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.
However, the Fund intends to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that, at the end of each quarter of each taxable year, with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer and that with respect to the remainder of the Fund's total assets, no more than 25% of its total assets are invested in the securities of a single issuer.
    INVESTMENT LIMITATIONS
The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.
    FUND INFORMATION

    MANAGEMENT OF THE FUND
BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.
INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.


        ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .50 of 1% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.
        ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.
        Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.


Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.
    DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES
Federated Securities Corp. is the principal distributor for Institutional Service Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors. SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25 of 1% of the average daily net asset value of the Institutional Service Shares, computed at an annual rate, to obtain personal services for shareholders and to provide the maintenance of shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.
Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by Federated Shareholder Services.


    ADMINISTRATION OF THE FUND
ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:


                                AVERAGE AGGREGATE
          MAXIMUM FEE           DAILY NET ASSETS
          .15 of 1%             on the first $250 million
          .125 of 1%            on the next $250 million
          .10 of 1%             on the next $250 million
          .075 of 1%            on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Administrative Services may choose voluntarily to waive a portion of its fee.
    EXPENSES OF THE FUND AND INSTITUTIONAL SERVICE SHARES
Holders of shares pay their allocable portion of Fund and Trust expenses.
The Trust expenses for which holders of shares pay their allocable portion include, but are not limited to: the cost of organizing the Trust and continuing its existence; registering the Trust with federal and state securities authorities; Trustees' fees; auditors' fees; the cost of meetings of Trustees; legal fees of the Trust; association membership dues; and such non-recurring and extraordinary items as may arise.
The Fund expenses for which holders of shares pay their allocable portion include, but are not limited to: registering the Fund and shares of the Fund; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such non-recurring and extraordinary items as may arise.
At present, the only expenses allocated to the shares as a class are expenses under the Shareholder Services Agreement which relate to shares. However, the Trustees reserve the right to allocate certain other expenses to holders of shares as they deem appropriate ("class expenses"). In any case, class expenses would be limited to: transfer agent fees as identified by the transfer agent as attributable to holders of shares; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the Securities and Exchange Commission and registration fees paid to state securities commissions; expenses related to administrative personnel and services as required to support holders of shares; legal fees relating solely to shares; and Trustees' fees incurred as a result of issues relating solely to shares.
    NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Service Shares from the value of Fund assets attributable to Institutional Service Shares, and dividing the remainder by the number of Institutional Service Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.
The net asset value is determined at 12:00 noon, 1:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


    HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Fund, with a minimum initial investment of $10,000 or more within a 90-day period. Financial institutions may impose different minimum investment requirements on their customers.
In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before shares can be purchased. PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION. Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services. PURCHASING SHARES BY WIRE. Shares may be purchased by wire by calling the Fund before 1:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) in order to begin earning dividends that same day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to:
Tennessee Municipal Cash Trust-Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and Number 011000028.


Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.
PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to:
Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to Tennessee Municipal Cash Trust-Institutional Service Shares. Please include an account number on the check. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.
SUBACCOUNTING SERVICES. Financial institutions are encouraged to open single master accounts. A subaccounting system is available through the transfer agent to minimize internal recordkeeping requirements. The transfer agent charges a fee based on the level of subaccounting services rendered. Financial institutions may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Fund shares. This prospectus should, therefore, be read together with any agreement between the customer and the financial institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed. State securities laws may require certain financial institutions such as depository institutions to register as dealers.
SPECIAL PURCHASE FEATURES
SYSTEMATIC INVESTMENT PROGRAM. A minimum of $100 can be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in Fund shares. Shareholders should contact their financial institution or the Fund to participate in this program.


    HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.
REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION. Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Shareholder Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.
REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared.
Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.


REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.
The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.
SPECIAL REDEMPTION FEATURES
CHECK WRITING. Upon request, a checking account will be established to allow shareholders to redeem their Fund shares. Shareholder accounts will continue to receive the daily dividend declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the check writing program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Fund to redeem shares, and a check may not be written to close an account.
DEBIT CARD. Upon request, a debit account will be established. This account allows shareholders to redeem shares by using a debit card. A fee will be charged to the account for this service.
SYSTEMATIC WITHDRAWAL PROGRAM. If a shareholder's account has a value of at least $10,000, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program through their financial institutions or the Fund.
    ACCOUNT AND SHARE INFORMATION

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund.
CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.
CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month. ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $10,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.
VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.
Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.
    TAX INFORMATION

    FEDERAL INCOME TAX
The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.
Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase, within the limits of its investment policies, all types of municipal bonds, including private activity bonds.
The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.
Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income. These tax consequences apply whether dividends are received in cash or as additional shares.
    STATE AND LOCAL TAXES
Income from the Fund is not necessarily free from taxes in states other than Tennessee. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.
    STATE OF TENNESSEE TAXES
Under existing Tennessee law, distributions made by the Fund will not be subject to Tennessee personal income taxes to the extent that such distributions qualify as "exempt-interest dividends" under the Internal Revenue Code, and represent
(i) interest on obligations of the state of Tennessee or its political subdivisions; or (ii) interest on certain obligations of the United States, or any agency or instrumentality thereof. To the extent that distributions by the Fund are derived from distributions on other types of obligations, such distributions will be subject to Tennessee personal income taxes. Distributions made by the Fund will be subject to the excise taxes imposed on corporations.
    OTHER CLASSES OF SHARES

The Fund also offers another class of shares called Institutional Shares that are sold primarily to financial institutions acting in a fiduciary capacity. Institutional Shares are sold at net asset value and are sold pursuant to a Shareholder Services Agreement. Investments in Institutional Shares are subject to a minimum initial investment of $25,000 within a 90 day period. Institutional Service Shares and Institutional Shares are subject to certain of the same expenses. Expense differences, however, between Institutional Service Shares and Institutional Shares may affect the performance of each class.
To obtain more information and a prospectus for any other class, investors may call 1-800-235-4669.
    PERFORMANCE INFORMATION

From time to time, the Fund advertises its total return, yield, effective yield, and tax-equivalent yield. The performance figures will be calculated separately for each class of shares.
Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Fund's tax exempt yield, assuming a specific tax rate.
Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.
From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


    ADDRESSES

    Tennessee Municipal Cash Trust
          Institutional Service Shares                           Federated
    Investors Tower
                                   Pittsburgh, PA 15222-3779


    Distributor
          Federated Securities Corp.                             Federated
    Investors Tower
                                   Pittsburgh, PA  15222-3779


    Investment Adviser
          Federated Management     Federated Investors Tower
                                   Pittsburgh, PA   15222-3779




    Custodian
          State Street Bank and Trust Company
                                   P.O. Box 8600
                                   Boston, MA  02266-8600


    Transfer Agent and Dividend Disbursing Agent
          Federated  Shareholder
            Services Company       P.O. Box 8600
                                   Boston, MA  02266-8600


    Independent Public Accountants
          Arthur Andersen LLP      2100 One PPG Place
                                   Pittsburgh, PA  15222




TENNESSEE MUNICIPAL CASH TRUST
INSTITUTIONAL SERVICE SHARES
     Prospectus

A Non-Diversified Portfolio of  Federated
Municipal Trust, an Open-End Management
Investment Company

Prospectus dated May 14, 1996

Distributor
A subsidiary of FEDERATED INVESTORS
Federated Investors Tower
Pittsburgh, PA  15222-3779
     Federated Securities Corp.

CUSIP (Number)
#######X (5/96)


                         TENNESSEE MUNICIPAL CASH TRUST
                   (A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
                              INSTITUTIONAL SHARES
                          INSTITUTIONAL SERVICE SHARES
                      STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectuses of Tennessee Municipal Cash Trust (the "Fund"), a portfolio of


   Federated Municipal Trust (the "Trust") dated May 14, 1996. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-235-4669.

   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA 15222-3779

                          Statement dated May 14, 1996
Federated Securities Corp.
Distributor
A subsidiary of Federated Investors


   INVESTMENT POLICIES                 2

     Acceptable Investments            2
     Participation Interests           2
     Municipal Leases                  2
     Ratings                           3
     When-Issued and Delayed Delivery
      Transactions                     4
     Repurchase Agreements             4
     Reverse Repurchase Agreements     5
     Credit Enhancement                5
   TENNESSEE INVESTMENT RISKS          2

   INVESTMENT LIMITATIONS              7

   FEDERATED MUNICIPAL TRUST MANAGEMENT11

     The Funds                        18
     Share Ownership                  19
     Trustees Compensation            19
     Trustee Liability                21
   INVESTMENT ADVISORY SERVICES       22

     Investment Adviser               22
     Advisory Fees                    22
   BROKERAGE TRANSACTIONS             23

   OTHER SERVICES                     24

     Fund Administration              24
     Custodian and Portfolio
      Recordkeeper                    24


     Transfer Agent                   24
     Independent Auditors             24
   SHAREHOLDER SERVICES               25

   DETERMINING NET ASSET VALUE        25

   REDEMPTION IN KIND                 26

   MASSACHUSETTS PARTNERSHIP LAW      27

   THE FUND'S TAX STATUS              27

   PERFORMANCE INFORMATION            28

     Yield                            28
     Effective Yield                  28
     Tax-Equivalency Table            28
     Total Return                     30
     Performance Comparisons          30
   ABOUT FEDERATED INVESTORS          31

     Mutual Fund Market               32
     Institutional Clients            32
     Trust Organizations              32
     Broker/Dealers and Bank
      Broker/Dealer
      Subsidiaries                    33


   APPENDIX                           17


    INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
    ACCEPTABLE INVESTMENTS
When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security; the issuer of any demand feature applicable to the security; or any guarantor of either the security or any demand feature.
    PARTICIPATION INTERESTS
The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days). The municipal securities subject to the participation interests are not limited to the Fund's maximum maturity requirements so long as the participation interests include the right to demand payment from the issuers of those interests. By purchasing these participation interests, the Fund is buying a security meeting the maturity and quality requirements of the Fund and also is receiving the tax-free benefits of the underlying securities.
    MUNICIPAL LEASES
The Fund may purchase municipal securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.
In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination of the lease; the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of non-appropriation"); and any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.
    RATINGS
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or be of comparable quality to securities having such ratings. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or FIN-1+, FIN-1, or FIN-2 by Fitch Investors Service, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories;


currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See "Regulatory Compliance."
    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund`s records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
    REPURCHASE AGREEMENTS
Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.


    REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.
    CREDIT ENHANCEMENT
The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.
The Fund may have more than 25% of its total assets invested in securities credit enhanced by banks.
TENNESSEE INVESTMENT RISKS
The Fund's performance can be expected to be closely tied to the prevailing economic conditions of the state of Tennessee as a whole, its particular geographic regions, financial institutions located in the southeastern region, and the industries located within the state.


Traditionally divided into three geographic regions, the State's economy has historically been dominated by agriculture in the west, manufacturing in the east, and government in the middle region. Though trade and services have replaced agriculture in terms of total output, manufacturing continues to be the largest single sector of the economy. While the Gross State Product of Tennessee was in excess of $100 billion in 1991 and the state placed 20th in national rank, manufacturing comprised 24% of total production in that year. The recent decision by Saturn and Nissan to locate automobile production facilities in the state suggests that manufacturing, with its inherent susceptibility to economic downturns, will continue to dominate.
Tennessee's economy experienced many of the problems associated with the national economy during the past recession. Though it consistently remained below the national average, the state's unemployment rate rose significantly during the prior recessionary period. Also, overbuilding of commercial and residential properties in prior years caused the state to experience some difficulties with declining real estate values.
Along with the national economy, Tennessee has recently experienced a significant recovery in economic activity. Although moderate rates of economic growth in past recoveries along with a steady influx of transplant corporations have helped the state avoid the dramatic "boom and bust" cycle experienced by many sunbelt states, the recent recession did put pressure on governmental receipts and outlays.
The constitution of the state requires a balanced budget. This constraint along with relatively low debt and expenditure per capita ratios has helped the state maintain its current long term bond rating of AAA by Standard and Poor's Rating Group and Aaa by Moody's Investors Service Inc. While Tennessee is one of only nine states which have such ratings, the ability of the state to maintain this rating given the current economic and political environment is by no means certain.


    INVESTMENT LIMITATIONS

The following investment limitations are fundamental (except that no investment limitation of the Fund shall prevent the Fund from investing substantially all of its assets (except for assets which are not considered "investment securities" under the Investment Company Act of 1940, or assets exempted by the
SEC) in an open-end investment company with substantially the same investment objectives):
    SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.
    ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.
The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.
    PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the pledge.


    LENDING CASH OR SECURITIES
The Fund will not lend any of its assets, except that it may acquire publicly or nonpublicly issued Tennessee municipal securities or temporary investments or enter into repurchase agreements, in accordance with its investment objective, policies, limitations and its Declaration of Trust.
    INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
    INVESTING IN RESTRICTED SECURITIES
The Fund will not invest more than 10% of its net assets in securities subject to restrictions on resale under the Securities Act of 1933, except for certain restricted securities which meet the criteria for liquidity as established by the Board of Trustees.
    INVESTING IN REAL ESTATE
The Fund will not purchase or sell real estate, or real estate limited partnerships, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
    UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
    CONCENTRATION OF INVESTMENTS
The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.
The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval (except that no investment limitation of the Fund shall prevent the Fund from investing substantially all of its assets (except for assets which are not considered "investment securities" under the Investment Company Act of 1940, or assets exempted by the SEC) in an open-end investment company with substantially the same investment objectives). Shareholders will be notified before any material changes in these limitations become effective.
    INVESTING IN ILLIQUID SECURITIES
The Fund will not invest more than 10% of the value of its net assets in illiquid securities.
    INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.
    INVESTING IN NEW ISSUERS
The Fund will not invest more than 5% of the value of its total assets in securities of issuers (including companies responsible for paying principal and interest on industrial development bonds) which have records of less than three years of continuous operations, including the operation of any predecessor.
    INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management.
    INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES
The Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust or its investment adviser, owning individually more than .50 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.
    INVESTING IN OPTIONS
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.
    INVESTING IN MINERALS
The Fund will not purchase or sell interests in oil, gas, or other mineral exploration or development programs or leases, although it may purchase the securities of issuers which invest in or sponsor such programs.
For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation. The Fund does not intend to borrow money or pledge securities in excess of 5% of the value of its net assets during the coming fiscal year.
    REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.
    FEDERATED MUNICIPAL TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Municipal Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust .


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.




 James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922


Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Glen R. Johnson *


Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929
President and Trustee
Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp. and Federated Administrative Services.


Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.




Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.




John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935


Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.




J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John
F. Donahue, Chairman and Trustee  of the Trust.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive


Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


 John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.




David M. Taylor
Federated Investors Tower
Pittsburgh, PA
Birthdate:  January 13, 1947
Treasurer
Senior Vice President and Trustee, Federated Investors; Vice President, Federated Shareholder Services; Executive Vice President, Federated Securities Corp.; Treasurer of some of the Funds.


* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.
@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.

    THE FUNDS
As referred to in the list of Trustees and Officers, "Funds" includes the following investment companies:
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; FTI Funds; Federated ARMs Fund; Federated Equity Funds; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term


Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 3-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Targeted Duration Trust; Tax-Free Instruments Trust; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
    SHARE OWNERSHIP
Officers and Trustees as a group own less than 1% of the Fund`s outstanding Institutional Shares.


    TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM          TOTAL COMPENSATION PAID
TRUST              TRUST*#          FROM FUND COMPLEX +


John F. Donahue        $0          $0 for the Trust  and
Chairman and Trustee   54 other investment companies in the Fund Complex
Thomas G. Bigley       $2,458      $86,331 for the Trust  and
Trustee                            54 other investment companies in the Fund
                                   Complex
John T. Conroy, Jr.    $3,520      $115,760 for the Trust  and
Trustee                            54 other investment companies in the Fund
                                   Complex
William J. Copeland    $3,520      $115,760 for the Trust  and
Trustee                            54 other investment companies in the Fund
                                   Complex
James E. Dowd          $3,520      $115,760 for the Trust  and
Trustee                            54 other investment companies in the Fund
                                   Complex
Lawrence D. Ellis, M.D.$3,166      $106,460 for the Trust  and
Trustee                            54 other investment companies in the Fund
                                   Complex
Edward L. Flaherty, Jr.$3,520      $115,760 for the Trust  and
Trustee                            54 other investment companies in the Fund
                                   Complex
Glen R. Johnson        $0          $0 for the Trust  and
President and Trustee              9 other investment companies in the Fund
                                   Complex


Peter E. Madden        $2,757      $104,898 for the Trust  and
Trustee                            54 other investment companies in the Fund
                                   Complex
Gregor F. Meyer        $3,166      $104,898 for the Trust  and
Trustee                            54 other investment companies in the Fund
                                   Complex
John E. Murray, Jr.,   $1,762      $104,898 for the Trust  and
Trustee                            54  other investment companies in the Fund
                                   Complex
Wesley W. Posvar       $3,166      $104,898 for the Trust  and
Trustee                            54 other investment companies in the Fund
                                   Complex
Marjorie P. Smuts      $3,166      $104,898 for the Trust  and
Trustee                            54 other investment companies in the Fund
                                   Complex


*Information is furnished for the fiscal year ended October 31, 1995.
#The aggregate compensation is provided for the Trust which is comprised of sixteen portfolios.
+The information is provided for the last calendar year.
    TRUSTEE LIABILITY
The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


    INVESTMENT ADVISORY SERVICES

    INVESTMENT ADVISER
The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
    ADVISORY FEES
For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus.
     STATE EXPENSE LIMITATIONS
     The adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the adviser will reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the adviser will be limited, in any single fiscal year, by the amount of the investment advisory fees.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
    BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
    OTHER SERVICES

    FUND ADMINISTRATION
Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. Dr. Henry J. Gailliot, an officer of Federated Management, the adviser to the Fund, holds approximately 20% of the outstanding common stock and serves as a director of Commercial Data Services, Inc., a company which provides computer processing services to Federated Administrative Services.
    CUSTODIAN AND PORTFOLIO RECORDKEEPER
State Street Bank and Trust Company -Boston, Boston, MA, is custodian for the securities and cash of the Fund. Federated Shareholder Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments.
    TRANSFER AGENT
As transfer agent, Federated Shareholder Services Company maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.
    INDEPENDENT AUDITORS
The independent auditors for the Fund are Arthur Andersen LLP, Pittsburgh, PA.


    SHAREHOLDER SERVICES

With respect to Institutional Service Shares, this arrangement permits the payment of fees to Federated Shareholder Services and financial institutions to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. By adopting the Shareholder Services Agreement, the Trustee expect that the Trust will benefit by: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
    DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund, computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
    REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
    MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.
    THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.


    PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.
    YIELD
The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.
    EFFECTIVE YIELD
The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.


    TAX-EQUIVALENCY TABLE
A tax-equivalency table may be used in advertising and sales literature. The interest earned by the municipal securities in the Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a "tax-free" investment can be an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.
                         TAXABLE YIELD EQUIVALENT FOR 1996
                                 STATE OF TENNESSEE

    TAX BRACKET:
    FEDERAL   15.00%  28.00%     31.00%      36.00%     39.60%

    COMBINED FEDERAL
    AND STATE 21.00%  34.00%     37.00%      42.00%     45.60%



    JOINT        $1- $40,101-   $96,901-   $147,701-     OVER
    RETURN    40,100  96,900    147,700     263,750    $263,750

    SINGLE       $1- $24,001-   $58,151-   $121,301-     OVER
    RETURN    24,000  58,150    121,300     263,750    $263,750


              TAX-EXEMPT
                    YIELD          TAXABLE YIELD EQUIVALENT


     1.50%     1.90%    2.27%     2.38%      2.59%       2.76%
     2.00%     2.53%    3.03%     3.17%      3.45%       3.68%
     2.50%     3.16%    3.79%     3.97%      4.31%       4.60%
     3.00%     3.80%    4.55%     4.76%      5.17%       5.51%
     3.50%     4.43%    5.30%     5.56%      6.03%       6.43%


     4.00%     5.06%    6.06%     6.35%      6.90%       7.35%
     4.50%     5.70%    6.82%     7.14%      7.76%       8.27%
     5.00%     6.33%    7.58%     7.94%      8.62%       9.19%
     5.50%     6.96%    8.33%     8.73%      9.48%      10.11%
     6.00%     7.59%    9.09%     9.52%     10.34%      11.03%

    Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
The chart above is for illustrative purposes only. It is not an indicator of past or future performance of the Fund.
* Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local taxes.
    TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
    PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
      O LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.
      o DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.
      o MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.
    ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.
In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of


December 31, 1995, Federated Investors managed more than $40 billion in assets across approximately 47 money market funds, including 17 government, 10 prime and 20 municipal with assets approximating $20.9 billion, $11.4 billion and $7.8 billion, respectively.
J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry
A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.
    MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.* Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
    INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.
    TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
*Source: Investment Company Institute
    BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.


    APPENDIX

STANDARD & POOR'S RATINGS GROUP
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's Ratings Group (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1      Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.
SP-2      Satisfactory capacity to pay principal and interest.
VARIABLE  RATE  DEMAND  NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)
COMMERCIAL PAPER (CP) RATINGS


An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
A-1       This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
LONG-TERM DEBT RATINGS
AAA  Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay
interest and repay principal is    extremely strong.
AA   Debt rate "AA" has a very strong capacity to pay interest and repay principal and differs from the highest  rated issues only in small degree.
A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
MOODY'S INVESTORS SERVICE, INC.
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.
MIG1      This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.
MIG2      This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.



VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity.
In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.
COMMERCIAL PAPER (CP) RATINGS
P-1       Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.
P-2       Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


LONG-TERM DEBT RATINGS
AAA       Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes are unlikely to impair the fundamentally strong position of such issues.
AA Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.
A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.
NR(1)     The underlying issuer/obligor/guarantor has other outstanding debt rated "AAA" by S&P or "Aaa" by Moody's.
NR(2)     The underlying issuer/obligor/guarantor has other outstanding debt rated "AA" by S&P or "Aa" by Moody's.
NR(3)     The underlying issuer/obligor/guarantor has other outstanding debt rated "A" by S&P or Moody's.


#######X (5/96)
CUSIP (Number)


PART C. OTHER INFORMATION.

Item 24.  Financial Statements and Exhibits:

          (a)  Financial Statements: (1-15) Filed in Part A.
          (b)  Exhibits:
                (1) Copy of Declaration of Trust of the Registrant (1);
                      (i)Conformed copy of Amendment No. 4, dated September 1,
                         1989, to the Declaration of Trust (7);
                     (ii)  Copy of Amendment No. 10, dated November 18, 1992, to the Declaration of Trust (12);
                    (iii)Conformed copy of Amendment No. 12, dated Nov. 22,
                         1993, to the Declaration of Trust (17);
                     (iv)Conformed copy of Amendment No. 13, dated February 24,
                         1994, to the Declaration of Trust (17);
                      (v)Conformed copy of Amendment No. 14, dated August 25,
                         1994 (20);
                      (vi)..........Conformed copy of Amendment No. 17 dated
                         September 1, 1989 (28);
                (2) Copy of By-Laws of the Registrant (7);
                (3) Not applicable;
1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed on September 29, 1989 (File Nos. 33-31259 and 811-5911).


7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed on November 6, 1990 (File Nos. 33-31259 and 811-5911).
12.Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 14 on Form N-1A filed on December 23, 1992 (File Nos. 33-31251 and 811-5911).
17.Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 22 on Form N-1A filed on March 2, 1994 (File Nos. 33-31251 and 811-5911).
20.Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 30 on Form N-1A filed on September 19, 1994 (File Nos. 33-31251 and 811-5911)
28.Response is incorporated by reference to Registrant's Post- Effective
   Amendment No. 39 on Form N-1A filed on December 22, 1995 (File Nos. 33-31259 and 811-5911)


               (4) (i) Copy of Specimen Certificates for Shares of Beneficial Interest of Alabama Municipal Cash Trust, Minnesota Municipal Cash Trust (Cash Series Shares and Institutional Shares), Pennsylvania Municipal Cash Trust (Cash Series Shares and Institutional Service Shares), Virginia Municipal Cash Trust (Institutional Service Shares and Institutional Shares), North Carolina Municipal Cash Trust, Ohio Municipal Cash Trust (Cash II Shares and Institutional Shares), Massachusetts Municipal Cash Trust (Institutional Service Shares and BayFunds Shares), and New Jersey Municipal Cash Trust (Institutional Shares and Institutional Service Shares) (16);


                    (ii) Copy of Specimen Certificate for Maryland Municipal
                         Cash Trust (17);
                    (iii)Copy of Specimen Certificate for Florida Municipal
                         Cash Trust (20)
                    (iv) Copy of Specimen Certificate for Michigan Municipal
                         Cash Trust (24);
                    (v) Copy of Specimen Certificate for Pennsylvania Municipal Cash Trust- Institutional Shares (25);
                    (vi) Copy of Specimen Certificate for Georgia Municipal
                         Cash Trust (26);
                    (vii)Copy of Specimen Certificates for Tennessee Municipal
                         Cash Trust (Institutional Shares and Institutional Service Shares); +
                (5) Copy of Investment Advisory Contract of the
                    Registrant (7);

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed on November 6, 1990 (File Nos. 33-31259 and 811-5911).
16.Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 21 on Form N-1A filed on December 29, 1993 (File Nos. 33-31251 and 811-5911).
17.Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 22 on Form N-1A filed on March 2, 1994 (File Nos. 33-31251 and 811-5911).
20.Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 30 on Form N-1A filed on September 19, 1994 (File Nos. 33-31251 and 811-5911).


24.Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 34 on Form N-1A filed on April 13, 1995 (File Nos. 33-31251 and 811-5911).
25.Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 35 on Form N-1A filed on May 19, 1995 (File Nos. 33-31251 and 811-5911)
26.Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 36 on Form N-1A filed on May 31, 1995 (File Nos. 33-31251 and 811-5911).


                     (i) Conformed copy of Exhibit G to Investment Advisory Contract for Virginia Municipal Cash Trust (18);
                     (ii)Conformed copy of Exhibit H to Investment Advisory
                         Contract for Alabama Municipal Cash Trust (19);
                     (iii)..........Conformed copy of Exhibit I to Investment
                         Advisory Contract for North Carolina Municipal Cash Trust (19);
                     (iv)Conformed copy of Exhibit J to Investment Advisory
                         Contract for Maryland Municipal Cash Trust (19);
                      (v)Conformed copy of Exhibit K to Investment Advisory
                         Contract for New York Municipal Cash Trust; (22)
                     (vi)Conformed copy of Exhibit L to Investment Advisory
                         Contract for California Municipal Cash Trust; (22)
                    (vii)Conformed copy of Exhibit M to the Investment Advisory
                         Contract for Florida Municipal Cash Trust; (22)
                   (viii)Conformed copy of Exhibit O to the Investment Advisory
                         Contract for Michigan Municipal Cash Trust (27);


                    (ix) Conformed copy of Exhibit N to the Investment Advisory
                         Contract for Georgia Municipal Cash Trust (27);
                    (x)  Form of Exhibit P to the Investment Advisory Contract
                         for Tennessee Municipal Cash Trust; +


+ All exhibits have been filed electronically.
 7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed on November 6, 1990 (File Nos. 33-31259 and 811-5911).
18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed on June 1, 1994 (File Nos. 33-31259 and 811-5911).
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on June 28, 1994 (File Nos. 33-31259 and 811-5911).
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed on December 28, 1994 (File Nos. 33-31259 and 811-5911).
27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed on July 18, 1995 (File Nos. 33-31259 and 811-5911).


               (6)  Copy of Distributor's Contract of the
                    Registrant(7);
                      (i)Conformed copy of Exhibit M to Distributor's Contract;
                         (22)


                     (ii)Conformed copy of Exhibit N to the Distributor's
                         Contract for Virginia Municipal Cash Trust (19);
                    (iii)Conformed copy of Exhibit O to the Distributor's
                         Contract for Alabama Municipal Cash Trust (19);
                     (iv)Conformed copy of Exhibit P to the Distributor's
                         Contract for North Carolina Municipal Cash Trust (19);
                      (v)Conformed copy of Exhibit Q to the Distributor's
                         Contract for Maryland Municipal Cash Trust (19);
                     (vi)Conformed copy of Exhibit R to the Distributor's
                         Contract for New York Municipal Cash Trust, Cash II Shares (21);
                    (vii)Conformed copy of Exhibit S to the Distributor's
                         Contract for New York Municipal Cash Trust,
                         Institutional Service Shares (21);
                   (viii)Conformed copy of Exhibit T to the Distributor's
                         Contract for California Municipal Cash Trust (21);
                     (ix)Conformed copy of Exhibit U to the Distributor's
                         Contract for Florida Municipal Cash Trust; (22)
                      (x)Conformed copy of Exhibit W to the Distributor's
                         Contract for Michigan Municipal Cash Trust (27);
                     (xi)Conformed copy of Exhibit X to the Distributor's
                         Contract for Pennsylvania Municipal Cash Trust-Institutional Shares (27);
                    (xii)Conformed copy of Exhibit V to the Distributor's
                         Contract for Georgia Municipal Cash Trust (27);

+ All exhibits have been filed electronically.


19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on June 28, 1994 (File Nos. 33-31259 and 811-5911).
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed on October 24, 1994 (File Nos. 33-31259 and 811-5911).
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed on December 28, 1994 (File Nos. 33-31259 and 811-5911).
27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed on July 18, 1995 (File Nos. 33-31259 and 811-5911).



                    (xiii)..........Conformed copy of Exhibit Y to the
                         Distributor's Contract for Florida Municipal Cash Trust-Cash II Shares (29)
                    (xiv)Form of Exhibit CC (Institutional Shares) and Exhibit
                         DD (Institutional Service Shares) to the Distributor's Contract for Tennessee Municipal Cash Trust;+
                    (xv) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)6 of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269).
                (7) Not applicable;


                (8)   (i) Conformed copy of Custodian Agreement of    the
                    Registrant (22);
                     (ii) Copy of Exhibit 1 to the Custodian
                         Agreement (27);
               (9)    (i)  Conformed copy of Agreement for Fund
                    Accounting, Shareholder Recordkeeeping,            and
                    Custody Services Procurement (27);
                      (ii) Conformed copy of Sub-Transfer Agency Agreement of
                         the Registrant (Massachusetts Municipal Cash Trust-- BayFunds Shares only)(15);
                     (iii) Conformed copy of Shareholder Services Agreement of
                         the Registrant (Massachusetts Municipal Cash Trust-- BayFunds Shares only) (15);
                     (iv)Conformed copy of Shareholder Services Agreement of
                         the Registrant; (22)
                     (v) The response and exhibits described in Item 24(b)(6)
                         are hereby incorporated by reference;
                    (vi) Conformed copy of Administrative Services Agreement of the Registrant; (22)


+ All exhibits have been filed electronically.
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed on October 1, 1993 (File Nos. 33-31259 and 811-5911).
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed on December 28, 1994 (File Nos. 33-31259 and 811-5911).


27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed on July 18, 1995 (File Nos. 33-31259 and 811-5911)
29 . Response is incorporated by reference to Registrant's Post-Effective
     Amendment No. 40 on Form N-1A filed on January 30, 1996 (File Nos. 33-31259 and 811-5911).



               (10) (i) Copy of Opinion and Consent of Counsel as to the legality of shares for Minnesota Municipal Cash Trust
                         (5);
                    (ii) Copy of Opinion and Consent of Counsel as to the
                         legality of shares for New Jersey Municipal Cash Trust
                         (7);
               (11) Not applicable;
               (12) Not applicable;
               (13) Conformed Copy of Initial Capital Understanding;(2)
               (14) Not applicable.
               (15)   (i)Copy of Rule 12b-1 Plan of the Registrant (7);
                         Additional Exhibits to the Rule 12b-1 Plan have been executed to reflect the coverage of subsequently created portfolios and/or classes under these documents. Because these exhibits are substantially identical but differ only as to the Fund name, dates, and any other Fund - specific information, pursuant to Rule 8b-31 of the Investment Company Act they need not be filed.


                      (ii) Conformed copy of Exhibit H to 12b-1 Plan for New
                         York Municipal Cash Trust, Cash II Shares (21);
                     (iii) Conformed copy of Exhibit I to 12b-1 Plan for New
                         York Municipal Cash Trust, Institutional Service
                         Shares (21);
                      (iv) Conformed copy of Exhibit J to 12b-1 Plan for Florida
                         Municipal Cash Trust; (22)
                      (v)  The response and exhibits described in Item 24 (b)
                         (6) are hereby incorporated by reference.
                      (vi)..........Conformed copy of Exhibit K to 12b-1 Plan
                         for Florida Municipal Cash Trust-Cash II Shares (29);

+ All exhibits have been filed electronically.
2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed on October 31, 1989 (File Nos. 33-31259 and 811-5911).
 5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-1A filed August 3, 1990 (File Nos. 33-31259 and 811-5911).
 7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed on November 6, 1990 (File Nos. 33-31259 and 811-5911).
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed on October 24, 1994 (File Nos. 33-31259 and 811-5911).
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed on December 28, 1994 (File Nos. 33-31259 and 811-5911).


29 . Response is incorporated by reference to Registrant's Post-Effective
     Amendment No. 40 on Form N-1A filed on January 30, 1996 (File Nos. 33-31259 and 811-5911).


               (16) Schedules for Computation of Performance Data;
                      (i)New Jersey Municipal Cash Trust (Institutional Shares
                         and Institutional Service Shares) (23);
                     (ii)Ohio Municipal Cash Trust (23);
                    (iii)Virginia Municipal Cash Trust (Institutional Share and
                         Institutional Service Shares) (16);
                     (iv)Alabama Municipal Cash Trust (18);
                      (v)North Carolina Municipal Cash Trust (18);
                     (vi)Maryland Municipal Cash Trust (21);
                    (vii)Florida Municipal Cash Trust (23);
                    (viii)..........Michigan Municipal Cash Trust (29);
                      (ix)..........Georgia Municipal Cash Trust (29);
               (17) Not applicable;
               (18) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141);
               (19) Conformed copy of Power of Attorney (27).

+ All exhibits have been filed electronically.


16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993 (File Nos. 33-31259 and 811-5911).
18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed on June 1, 1994 (File Nos. 33-31259 and 811-5911).
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed on October 24, 1994 (File Nos. 33-31259 and 811-5911).
23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed on February 13, 1995 (File Nos. 33-31259 and 811-5911).
27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed on July 18, 1995 (File Nos. 33-31259 and 811-5911).
29 . Response is incorporated by reference to Registrant's Post-Effective
     Amendment No. 40 on Form N-1A filed on January 30, 1996. (File Nos. 33-31259 and 811-5911).


Item 25.  Persons Controlled by or Under Common Control with Registrant:

          None

Item 26.  Number of Holders of Securities:

                                        Number of Record    Holders as of
          Title of Class                February 16, 1996
          Shares of beneficial


          interest (no par value)


          Connecticut Municipal Cash Trust
             Institutional Service Shares         1,577
          Pennsylvania Municipal Cash Trust
             Cash Series Shares                857
             Institutional Service Shares           474
             Institutional Shares               22
          Minnesota Municipal Cash Trust
             Cash Series Shares              4,483
             Institutional Shares               59
          New Jersey Municipal Cash Trust
             Institutional Service Shares           215
             Institutional Shares               50
          Ohio Municipal Cash Trust
             Cash II Shares                    205
             Institutional Shares               79
          Virginia Municipal Cash Trust
             Institutional Service Shares           904
             Institutional Shares               27
          Alabama Municipal Cash Trust         651
          North Carolina Municipal Cash Trust            569
          Maryland Municipal Cash Trust        336
          California Municipal Cash Trust           795
          New York Municipal Cash Trust
             Cash II Shares                    149
             Institutional Service Shares           649
          Florida Municipal Cash Trust


             Institutional Shares              309
          Massachusetts Municipal Cash Trust
             Institutional Service Shares           453
             BayFunds Shares                     5
          Michigan Municipal Cash Trust         56
          Georgia Municipal Cash Trust         101


Item 27.  Indemnification: (3.)


3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed on March 22, 1990 (File Nos. 33-31259 and 811-5911).



Item 28.  Business and Other Connections of Investment Adviser:

          For a description of the other business of the investment adviser, see the section entitled "Fund Information - Management of the Fund" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Federated Municipal Trust Management" The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.




          The remaining Officers of the investment adviser are: William D. Dawson, III, Henry A. Frantzen J. Thomas Madden, and Mark L. Mallon, Executive Vice Presidents; Henry J. Gailliot, Senior Vice President-Economist; Peter R. Anderson, Drew J. Collins, Jonathan C. Conley, Mark E. Durbiano, J. Alan Minteer and Mary Jo Ochson, Senior Vice Presidents; J. Scott Albrecht, Joseph M. Balestrino, Randall A. Bauer, David A. Briggs, Kenneth J. Cody, Deborah A. Cunningham, Michael P. Donnelly, Linda A. Duessel, Kathleen M. Foody-Malus, Thomas M. Franks, Edward C. Gonzales, Timothy E. Keefe, Stephen A. Keen, Mark S. Kopinski, Jeff A. Kozemchak, Marian R. Marinack, Susan M. Nason, Robert J. Ostrowski, Frederick L. Plautz, Jr., Charles A. Ritter, James D. Roberge, Frank Semack, William F. Stotz, Sandra L. Weber, and Christopher H. Wiles, Vice Presidents; Thomas R. Donahue, Treasurer; Stephen A. Keen, Secretary. The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.



Item 29.  Principal Underwriters:

(a)       Federated Securities Corp., the Distributor for shares of the
             Registrant, also acts as principal underwriter for the following open-end investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money


             Trust; BayFunds; The Biltmore Funds; The Biltmore Municipal Funds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series, Inc.; Cash Trust Series II; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 3-5 Years; Federated
             U.S. Government Securities Fund: 5-10 Years;First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Insurance Management Series; Intermediate Municipal Trust; International Series Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; The Monitor Funds; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds;


             The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Targeted Duration Trust; Tax-Free Instruments Trust; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; Vision Group of Funds, Inc.; and World Investment Series, Inc.

             Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.


(b)

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant

Richard B. Fisher         Director, Chairman, Chief    Vice President Federated
Investors Tower           Executive Officer, Chief
Pittsburgh, PA 15222-3779 Operating Officer, Asst.
                          Secretary, and Asst.
                          Treasurer, Federated
                          Securities Corp.

Edward C. Gonzales        Director, Executive ViceExecutive Vice
Federated Investors Tower President, Federated,   President
Pittsburgh, PA 15222-3779 Securities Corp.


John W. McGonigle         Director, Federated     Executive Vice
Federated Investors Tower Securities Corp.        President and
Pittsburgh, PA 15222-3779                         Secretary

John B. Fisher            President-Institutional Sales,    --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz             President-Broker/Dealer,     --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer        Executive Vice President of       --
Federated Investors Tower Bank/Trust, Federated
Pittsburgh, PA 15222-3779 Securities Corp.

Mark W. Bloss             Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher          Senior Vice President,       --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton         Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant
James M. Heaton           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon               Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV       Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion        Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.


Pittsburgh, PA 15222-3779

Thomas E. Territ          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp
Pittsburgh, PA 15222-3779

John B. Bohnet            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman           Vice President, Secretary,        --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis  Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779




       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant
Daniel T. Culbertson      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen         Vice President,              --
Federated Investors Tower Federated Securites Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael D. Fitzgerald     Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


Joseph D. Gibbons         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Scott A. Hutton           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joeseph Kenedy         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant
William E. Kugler         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Steven A. La Versa        Vice President,              --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. O'Brien        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed            Vice President,              --
Federated Investors Tower Federated Securities Corp.


Pittsburgh, PA 15222-3779

Paul V. Riordan           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John C. Shelar, Jr.       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant
David W. Spears           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jamie M. Teschner         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Paul A. Uhlman            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings      Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Timothy Radcliff       Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley             Treasurer,                   --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices


 Business Address            With Underwriter               With Registrant
Thomas R. Donahue         Asstistant Secretary,        --
Federated Investors Tower Assistant Treasurer,
Pittsburgh, PA 15222-3779 Federated Securities Corp.

Joseph M. Huber           Assistant Secretary,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor           Assistant Secretary,     Treasurer
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


Item 30.  Location of Accounts and Records:

Registrant                              Federated Investors Tower
                                   Pittsburgh, PA  15222-3779

Federated Shareholder Services Company       P.O. Box 8600
("Transfer Agent, Dividend              Boston, MA 02266-8600
Disbursing Agent and Portfolio
Recordkeeper")

Federated Administrative Services       Federated Investors Tower
("Administrator")                       Pittsburgh, PA  15222-3779

Federated Management                    Federated Investors Tower
("Adviser")                             Pittsburgh, PA  15222-3779



State Street Bank and Trust Company     P.O. Box 8600
("Custodian")                      Boston, MA 02266-8600


Item 31.  Management Services:  Not applicable.

Item 32.  Undertakings:

          Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

          Registrant hereby undertakes to file a post-effective amendment on behalf of Tennessee Municipal Cash Trust, using financial statements for Tennessee Municipal Cash Trust which need not be certified, within four to six month from the effective date of this Post Effective Amendment No. 42.


                                   SIGNATURES
   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED MUNICIPAL TRUST has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 29th day of February, 1996.

                           FEDERATED MUNICIPAL TRUST


               BY: /s/ Charles H. Field
               Charles H. Field, Assistant Secretary
               Attorney in Fact for John F. Donahue
               February 29, 1996

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                  TITLE                    DATE
By:/s/ Charles H. Field
   Charles H. Field      Attorney In Fact         Feburary 29, 1996
   ASSISTANT SECRETARY   For the Persons
                         Listed Below

   NAME                  TITLE
John F. Donahue*         Chairman and Trustee
                         (Chief Executive Officer)

Glen R. Johnson*         President and Trustee

Thomas G. Bigley*        Trustee

John T. Conroy, Jr.*     Trustee

David M. Taylor*         Treasurer (Principal
                         Financial and Accounting
                         Officer)


William J. Copeland*     Trustee

James E. Dowd*           Trustee

Lawrence D. Ellis, M.D.* Trustee

Edward L. Flaherty, Jr.* Trustee

Peter E. Madden*         Trustee

Gregor F. Meyer*         Trustee

John E. Murray, Jr.*     Trustee

Wesley W. Posvar*        Trustee

Marjorie P. Smuts*       Trustee